UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08916
Morgan Stanley Technology Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: March 31, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Technology Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.8%)
	Aerospace & Defense (3.2%)
2,400	Goodrich Corp.	$154,200
54,900	Lockheed Martin Corp.	4,136,715
2,400	Raytheon Co.	123,648

		4,414,563

	Biotechnology (7.0%)
46,200	Amgen, Inc. (a)	2,613,534
2,400	Biogen Idec, Inc. (a)	128,400
20,000	Celgene Corp. (a)	1,113,600
45,900	Genzyme Corp. (a)	2,249,559
50,000	Gilead Sciences, Inc. (a)	2,164,000
50,000	Myriad Genetics, Inc. (a)	1,305,000

		9,574,093

	Chemicals (1.8%)
30,000	Monsanto Co.	2,452,500

	Communications Equipment (13.7%)
2,400	Arris Group, Inc. (a)	27,432
2,400	Ciena Corp. (a)	26,016
166,140	Cisco Systems, Inc. (a)	3,977,392
2,400	Emulex Corp. (a)	26,160
50,700	F5 Networks, Inc. (a)	2,686,086
2,400	Harmonic, Inc. (a)	15,192
2,400	Harris Corp.	114,120
596	Harris Stratex Networks, Inc. (Class A) (a)	4,118
2,400	InterDigital, Inc. (a)(b)	63,696
2,400	JDS Uniphase Corp. (a)	19,800
157,400	Juniper Networks, Inc. (a)	4,197,858
2,400	Motorola, Inc. (a)	18,624
2,400	Nokia OYJ (ADR) (Finland) (b)	30,840
17,009	Nortel Networks Corp. (Canada) (a)	391
2,400	Polycom, Inc. (a)	59,928
110,650	Qualcomm, Inc.	5,118,669
34,880	Research In Motion Ltd. (Canada) (a)	2,355,795
2,400	Tellabs, Inc. (a)	13,632

		18,755,749

	Computers & Peripherals (23.9%)
61,400	Apple, Inc. (a)	12,946,804
2,400	Dell, Inc. (a)	34,464
117,400	EMC Corp. (a)	2,050,978
108,950	Hewlett-Packard Co.	5,612,014
54,900	International Business Machines Corp.	7,186,410
132,400	NetApp, Inc. (a)	4,553,236
2,400	QLogic Corp. (a)	45,288
2,400	Seagate Technology (Cayman Islands)	43,656
2,400	Sun Microsystems, Inc. (a)	22,488
2,400	Teradata Corp. (a)	75,432
2,400	Western Digital Corp. (a)	105,960

		32,676,730

	Electrical Equipment (0.0%)
4	SunPower Corp. (Class B) (a)(b)	84

	Electronic Equipment, Instruments & Components (0.1%)

Morgan Stanley Technology Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,400	Agilent Technologies, Inc. (a)	$74,568
2,400	Corning, Inc.	46,344

		120,912

	Health Care Equipment & Supplies (0.3%)
2,400	Boston Scientific Corp. (a)	21,600
2,400	Conmed Corp. (a)	54,720
1,900	Kinetic Concepts, Inc. (a)(b)	71,535
2,400	Medtronic, Inc.	105,552
2,400	St Jude Medical, Inc. (a)	88,272

		341,679

	Information Technology Services (2.6%)
112,400	Amdocs Ltd. (Guernsey) (a)	3,206,772
2,400	Automatic Data Processing, Inc.	102,768
2,400	Computer Sciences Corp. (a)	138,072
2,400	DST Systems, Inc. (a)(b)	104,520

		3,552,132

	Internet & Catalog Retail (3.1%)
31,200	Amazon.com, Inc. (a)	4,197,024

	Internet Software & Services (6.2%)
2,400	Digital River, Inc. (a)	64,776
2,400	eBay, Inc. (a)	56,496
5,580	Google, Inc. (Class A) (a)	3,459,488
2,400	J2 Global Communications, Inc. (a)(b)	48,840
46,100	VeriSign, Inc. (a)(b)	1,117,464
224,000	Yahoo!, Inc. (a)	3,758,720

		8,505,784

	Life Sciences Tools & Services (0.2%)
2,400	Millipore Corp. (a)	173,640
2,400	Thermo Fisher Scientific, Inc. (a)	114,456

		288,096

	Office Electronics (0.0%)
2,400	Xerox Corp. (b)	20,304

	Pharmaceuticals (0.1%)
2,400	Biovail Corp. (Canada)	33,504
2,400	Novartis AG (ADR) (Switzerland)	130,632
2,400	Viropharma, Inc. (a)	20,136

		184,272

	Semiconductors & Semiconductor Equipment (13.2%)
45,800	Altera Corp.	1,036,454
46,000	Analog Devices, Inc.	1,452,680
61,300	Applied Materials, Inc.	854,522
60,000	ASML Holding (NY Registered Shares) (Netherlands)	2,045,400
72,400	Broadcom Corp. (Class A) (a)	2,276,980
102,400	Intel Corp.	2,088,960
46,000	Kla-Tencor Corp. (b)	1,663,360
72,400	Lam Research Corp. (a)(b)	2,838,804
2,400	Linear Technology Corp. (b)	73,296
46,400	National Semiconductor Corp. (b)	712,704
2,400	Novellus Systems, Inc. (a)	56,016
2,400	Standard Microsystems Corp. (a)	49,872
2,400	Teradyne, Inc. (a)(b)	25,752
53,700	Texas Instruments, Inc.	1,399,422
58,500	Xilinx, Inc.	1,466,010

		18,040,232

	Software (24.3%)
245,650	Activision Blizzard, Inc. (a)	2,729,172
53,500	Adobe Systems, Inc. (a)	1,967,730
46,300	Autodesk, Inc. (a)	1,176,483
72,400	BMC Software, Inc. (a)	2,903,240
2,400	CA, Inc.	53,904
112,400	Check Point Software Technologies Ltd. (Israel) (a)	3,808,112
67,400	Citrix Systems, Inc. (a)	2,804,514

Morgan Stanley Technology Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

2,400	Compuware Corp. (a)	$17,352
113,200	McAfee, Inc. (a)	4,592,524
102,400	Microsoft Corp.	3,122,176
2,400	Novell, Inc. (a)	9,960
182,400	Oracle Corp.	4,476,096
2,400	Progress Software Corp. (a)	70,104
2,400	SAP AG (ADR) (Germany)	112,344
2,400	Sybase, Inc. (a)(b)	104,160
71,200	Symantec Corp. (a)	1,273,768
177,840	Synopsys, Inc. (a)	3,962,275
2,400	Websense, Inc. (a)	41,904

		33,225,818

	Wireless Telecommunication Services (0.1%)
2,400	Telephone & Data Systems, Inc.	81,408

	Total Common Stocks (Cost $125,649,112)	136,431,380

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (2.4%)
	Securities Held as Collateral on Loaned Securities (b) (2.0%)
	Repurchase Agreements (0.4%)
49	Bank of America Securities LLC (0.01% dated 12/31/09, due 01/04/10; proceeds $48,948) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association 5.00% due 11/20/39; valued at $49,927	48,948
373	Deutsche Bank (0.01% dated 12/31/09, due 01/04/10; proceeds $372,645) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50%- 7.00% due 11/01/30 - 05/01/39; valued at $380,097	372,644
164	ING (0.01% dated 12/31/09, due 01/04/10; proceeds $164,402) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Association 0.60%- 2.23% due 09/15/14 - 08/15/30; valued at $167,691	164,402

	Total Repurchase Agreements (Cost $585,994)	585,994

NUMBER OF
SHARES (000)
	Investment Company (c) (1.6%)
2,192	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,192,200)		2,192,200

	Total Securities Held as Collateral on Loaned Securities (Cost $2,778,194)		2,778,194

	Investment Company (c) (0.4%)
496	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $496,068)		496,068

	Total Short-Term Investments (Cost $3,274,262)		3,274,262

	Total Investments (Cost $128,923,374) (d)	102.2%	139,705,642
	Liabilities in Excess of Other Assets	(2.2)	(3,000,962)

	Net Assets	100.0%	$136,704,680

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The value of loaned securities and related collateral outstanding at December 31, 2009 were $2,667,752 and $2,778,194, respectively. The Fund received cash collateral of $2,778,194 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Technology Fund*
Notes to the Portfolio of Investments
12/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks
Aerospace & Defense	$4,414,563	$4,414,563	—	—
Biotechnology	9,574,093	9,574,093	—	—
Chemicals	2,452,500	2,452,500	—	—
Communications Equipment	18,755,749	18,755,749	—	—
Computers & Peripherals	32,676,730	32,676,730	—	—
Electrical Equipment	84	84	—	—
Electronic Equipment, Instruments & Components	120,912	120,912	—	—
Health Care Equipment & Supplies	341,679	341,679	—	—
Information Technology Services	3,552,132	3,552,132	—	—
Internet & Catalog Retail	4,197,024	4,197,024	—	—
Internet Software & Services	8,505,784	8,505,784	—	—
Life Sciences Tools & Services	288,096	288,096	—	—
Office Electronics	20,304	20,304	—	—
Pharmaceuticals	184,272	184,272	—	—
Semiconductors & Semiconductor Equipment	18,040,232	18,040,232	—	—
Software	33,225,818	33,225,818	—	—
Wireless Telecommunication Services	81,408	81,408	—	—

Total Common Stocks	136,431,380	136,431,380	—	—

Short-Term Investments
Investment Company	2,688,268	2,688,268	—	—
Repurchase Agreements	585,994	—	$585,994	—

Total Short-Term Investments	3,274,262	2,688,268	585,994	—

Total	$139,705,642	$139,119,648	$585,994	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or (effective November 21, 2008) Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Technology Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2010